Financial instruments fair value risk (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Fair Values of Financial Assets and Financial Liabilities

	€ million	€ million	€ million	€ million
	Fair value	Fair value	Carrying amount	Carrying amount
Fair values of financial assets and financial liabilities	2023	2022	2023	2022
Financial assets
Cash and cash equivalents	4,159	4,326	4,159	4,326
Financial assets at amortised cost	1,415	1,004	1,415	1,004
Financial assets at fair value through other comprehensive income	609	407	609	407
Financial assets at fair value through profit or loss
Derivatives	112	289	112	289
Other	981	889	981	889
	7,276	6,915	7,276	6,915
Financial liabilities
Bank loans and overdrafts	(506)	(519)	(506)	(519)
Bonds and other loans	(26,112)	(25,136)	(26,692)	(26,512)
Lease liabilities	(1,395)	(1,408)	(1,395)	(1,408)
Derivatives	(494)	(631)	(494)	(631)
Other financial liabilities	(535)	(418)	(535)	(418)
	(29,042)	(28,112)	(29,622)	(29,488)

Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category
For assets and liabilities which are carried at fair value, the classification of fair value calculations by category is summarised below:

		€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
	Notes	Level 1 2023	Level 1 2022	Level 2 2023	Level 2 2022	Level 3 2023	Level 3 2022	Total fair value 2023	Total fair value 2022
Assets at fair value

Financial assets at fair value through other comprehensive income	17A	163	5	4	3	442	399	609	407
Financial assets at fair value through profit or loss:
Derivatives(a)	16C	–	–	149	378	–	–	149	378
Other	17A	582	428	–	–	399	461	981	889

Liabilities at fair value
Derivatives(b)	16C	–	–	(559)	(784)	–	–	(559)	(784)
Contingent consideration	14	–	–	–	–	(157)	(164)	(157)	(164)
(a)Includes €37 million (2022: €89 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)Includes €(65) million (2022: €(153) million) derivatives, reported within trade payables, that hedge trading activities.

Summary of Reconciliation of Movements in Level 3 Valuations

	€ million	€ million
Reconciliation of movements in Level 3 valuations	2023	2022
1 January	696	748
Gains/(losses) recognised in income statement	(68)	11
Gains/(losses) recognised in other comprehensive income	(8)	55
Purchases and new issues	71	94
Sales and settlements*	(7)	(212)
31 December	684	696
* Includes nil 2023 (2022: €(157) million) movement due to derecognition of Unilever Ventures' equity interest in Nutrafol before business combination (refer to note 21 for more details).